Changes in Liabilities Arising from Financing Activities - Summary of Changes in Liabilities Arising from Financing Activities (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	₩ 15,064,198	₩ 12,751,811
Cash flows from financing activities	1,350,863	1,946,024
Gain or loss on foreign currency translation	65,524	214,056
Effective interest adjustment	4,988	12,644
Others	124,222	139,663
Ending balance	16,609,795	15,064,198
Short-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	2,578,552	613,733
Cash flows from financing activities	(716,386)	1,922,283
Gain or loss on foreign currency translation	13,469	42,536
Ending balance	1,875,635	2,578,552
Long-term borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	10,964,112	9,438,512
Cash flows from financing activities	2,139,554	1,470,383
Gain or loss on foreign currency translation	50,174	59,657
Effective interest adjustment	3,271
Others	8,240	(4,440)
Ending balance	13,165,351	10,964,112
Bonds [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	1,448,746	2,611,561
Cash flows from financing activities	35,276	(1,071,560)
Gain or loss on foreign currency translation	2,237	113,669
Effective interest adjustment	1,717	12,644
Others	167	(217,568)
Ending balance	1,488,143	1,448,746
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance	72,788	84,326
Cash flows from financing activities	(73,483)	(82,296)
Gain or loss on foreign currency translation	(312)	(1,806)
Others	74,371	72,564
Ending balance	73,364	72,788
Dividend payable [member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Beginning balance		3,679
Cash flows from financing activities	(34,098)	(292,786)
Gain or loss on foreign currency translation	(44)
Others	41,444	₩ 289,107
Ending balance	₩ 7,302